Debt (Tables) - Humacyte, Inc.	6 Months Ended
Jun. 30, 2021
Summary of SVB loan payable and net discount or premium balances

	June 30,	December 31,
($ in thousands)	2021	2020
	(Unaudited)
Principal amount of SVB loan payable	$20,000	$—
Final payment amount of SVB loan payable	1,000	—
Net premium associated with accretion of final payment and other debt issuance costs	(3,388)	—
SVB loan payable, current and noncurrent	17,612	—
Less SVB loan payable, current portion	(2,222)	—
SVB loan payable, noncurrent portion	$15,390	$—

Summary of future minimum payments of principal and estimated payments of interest

Year ending December 31:	($ in thousands)
2021 (remainder)	$767
2022	6,917
2023	7,532
2024	7,026
2025	2,122
Total future payments	24,364
Less amounts representing interest	(3,364)
Less final payment	(1,000)
Total principal amount of SVB loan payments	$20,000